Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 72,421	$ 63,869
Restricted deposits	6,360	10,572
Accounts receivable, net	54,063	50,975
Deferred contract costs	11,551	11,373
Prepaid expenses and other current assets	5,949	4,567
Total current assets	150,344	141,356
Property and equipment, net	22,040	25,921
Deferred contract costs, non-current	8,177	9,895
Operating lease right-of-use assets	34,417	34,393
Intangible assets, net	6,768	5,577
Goodwill	38,813	25,269
Other non-current assets	586	500
Total assets	261,145	242,911
Current liabilities:
Accounts payable	13,871	12,403
Payroll and benefit related liabilities	20,342	20,304
Deferred revenue	112,169	108,232
Other payables and accrued expenses	41,342	29,330
Operating lease liabilities	8,841	6,923
Total current liabilities	196,565	177,192
Deferred revenue, non-current	1,226	1,172
Operating lease liabilities, non-current	34,455	32,809
Other long-term liabilities	5,573	4,230
Total liabilities	237,819	215,403
Commitments and contingencies (Note 16)
Shareholders' equity
Ordinary Shares, NIS 0.01 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 82,620,679 and 86,964,370 shares issued as of December 31, 2024 and 2025, respectively; 82,618,511 and 86,962,202 shares outstanding as of December 31, 2024 and 2025, respectively; 2,168 treasury shares as of December 31, 2024 and 2025;	240	227
Additional paid-in capital	419,578	391,449
Accumulated other comprehensive income	1,000	388
Accumulated deficit	(397,492)	(364,556)
Total shareholders' equity	23,326	27,508
Total liabilities and shareholders' equity	$ 261,145	$ 242,911